Cash, cash equivalents, short-term investments and non-current financial assets - Variation of Short-term Investments and Non-current Financial Assets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance, current investments	€ 14,845	€ 15,978
Short-term investments, acquisitions	0	0
Short-term investments, disposals	0	0
Short-term investments, variation of fair value through the consolidated statement of income (loss)	53	173
Short-term investments, variation of accrued interest	0	0
Short-term investments, foreign currency effect	443	48
Ending balance, current investments	15,341	16,199
Beginning balance, non-current financial assets	38,934	37,005
Non-current financial assets, acquisitions	0	3,000
Non-current financial assets, disposals	0	0
Non-current financial assets, variation of fair value through the consolidated statement of income (loss)	978	(2,709)
Non-current financial assets, variation of accrued interest	170	(425)
Non-current financial assets, foreign currency effect	0	0
Ending balance, non-current financial assets	40,081	36,872
Beginning balance, total	53,779	52,983
Total, acquisitions	0	3,000
Total, disposals	0	0
Total, variation of fair value through the consolidated statement of income (loss)	1,031	(2,536)
Total variance of accrued interest	170	(425)
Total, foreign currency effect	443	48
Ending balance, total	€ 55,422	€ 53,071